RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Actuarial assumption of expected rates of inflation [member] | Increase of 0.1 percent [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	[1]	£ 16	£ 19
Increase (decrease) in the net defined benefit pension scheme liability	[1]	472	491
Actuarial assumption of expected rates of inflation [member] | Decrease of 0.1 percent [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	[1]	(15)	(14)
Increase (decrease) in the net defined benefit pension scheme liability	[1]	(453)	(458)
Actuarial assumption of discount rates [member] | Increase of 0.1 percent [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	[2]	(28)	(30)
Increase (decrease) in the net defined benefit pension scheme liability	[2]	(773)	(821)
Actuarial assumption of discount rates [member] | Decrease of 0.1 percent [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	[2]	26	30
Increase (decrease) in the net defined benefit pension scheme liability	[2]	794	847
Actuarial assumption of expected life expectancy of members [Member] | Increase of one year [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge		44	42
Increase (decrease) in the net defined benefit pension scheme liability		1,404	1,213
Actuarial assumption of expected life expectancy of members [Member] | Decrease of one year [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge		(41)	(37)
Increase (decrease) in the net defined benefit pension scheme liability		£ (1,357)	£ (1,178)

[1]	At 31 December 2017, the assumed rate of RPI inflation is 3.20 per cent and CPI inflation 2.15 per cent (2016: RPI 3.23 per cent and CPI 2.18 per cent).
[2]	At 31 December 2017, the assumed discount rate is 2.59 per cent (2016: 2.76 per cent).